UNAUDITED INTERIM CONDENSED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Issued capital [member]	Net Income Loss [Member]	Retained earnings [member]	Net Parent Investment [Member]	Other Reserve [Member]	Shares Premium [Member]	Accumulated other comprehensive income [member]	Total [Member]	Non-controlling interests [member]	Total Equity [Member]	Other reserves
Beginning balance, value at Dec. 31, 2018	€ 60		€ (1,505)	€ (17,904)				€ (19,349)	€ (1)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(16,191)						(16,191)	98
Other comprehensive income/(loss) for the period							(160)	(160)
Total comprehensive income/ (loss) for the period		(16,191)					(160)	(16,351)	98
Appropriation of result		16,191	(16,191)
Net change in Parent investment				4,270				4,270
Ending balance, value at Dec. 31, 2019	60		(17,696)	(13,634)			(160)	(31,430)	97
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(16,274)						(16,274)	(5)
Other comprehensive income/(loss) for the period							1,109	1,109
Total comprehensive income/ (loss) for the period		(16,274)					1,109	(15,165)	(5)
Appropriation of result		16,274	(16,274)
Net change in Parent investment				6,578				6,578
Ending balance, value at Dec. 31, 2020	60		(33,970)	(7,056)			949	(40,017)	92	€ (39,925)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(13,300)						(13,300)	33	(13,267)
Other comprehensive income/(loss) for the period							115	115		115
Total comprehensive income/ (loss) for the period	60	(13,300)	(33,970)	(7,056)			1,064	(53,202)	125	(53,077)
Appropriation of result		13,300	(13,300)
Net change in Parent investment				45,122				45,122		45,122
Ending balance, value at Jun. 30, 2021	60		(47,270)	38,066			1,064	(8,080)	125	(7,955)
Beginning balance, value at Dec. 31, 2020	60		(33,970)	(7,056)			949	(40,017)	92	(39,925)
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(68,067)						(68,067)	54
Other comprehensive income/(loss) for the period							(1,134)	(1,134)
Total comprehensive income/ (loss) for the period	60	(68,067)	(33,970)	(7,056)			(185)	(109,218)	146
Net change in Parent investment				55,154				55,154
Ending balance, value at Dec. 31, 2021	45,122	(68,067)	(33,970)		€ 18,188	106,920	(185)	68,008	146	68,154	€ 18,188
IfrsStatementLineItems [Line Items]
Net income/(loss) for the period		(16,761)						(16,761)		(16,761)
Other comprehensive income/(loss) for the period							(711)	(711)		(711)
Total comprehensive income/ (loss) for the period		(16,761)					(711)	(17,472)		(17,472)
Appropriation of result		68,067	(68,067)
Share based payment (Note 6)								999		999	999
Ending balance, value at Jun. 30, 2022	€ 45,122	€ (16,761)	€ (102,037)			€ 106,920	€ (896)	€ 51,535	€ 146	€ 51,681	€ 19,187